SCHEDULE OF FUTURE MATURITIES OF RELATED PARTY NOTES PAYABLE (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
2026	$ 287,000	$ 2,937,000
2027	337,000	287,000
2027		337,000
Total	3,561,000	$ 3,561,000	$ 2,098,000
2025	$ 2,937,000